PROPERTY AND EQUIPMENT - Narrative (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property and equipment, useful life	3 years		3 years
Depreciation and amortization	$ 54	$ 66	$ 272	$ 259